UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Deccan Value Advisors, L.P.
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Address:   15 Valley Drive, 2nd Floor
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           Greenwich, CT 06831
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malik
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Title:     Chief Operating Officer
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Phone:     203-983-7203
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Signature, Place, and Date of Signing:

        /s/ John Malik              New York, New York     November 14, 2007
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              5
                                               -------------

Form 13F Information Table Value Total:           $312,906
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                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                   NONE











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
                                                      FORM 13F INFORMATION TABLE
                                                      VALUE     SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    x($1000)    PRN AMT  PRN CALL DISCRETN MANAGERS     SOLE      SHARED    NONE
----------------------------- ----------- --------- --------  ---------- --- ---- -------- --------- ----------------------------
BURLINGTON NORTHN SANTA FE C    COM       12189T104   66,860     823,700 SH  SOLE                       823,700
CSX CORP                        COM       126408103   56,019   1,311,000 SH  SOLE                     1,311,000
FEDEX CORP                      COM       31428X106   13,094     125,000 SH  SOLE                       125,000
WELLPOINT INC                   COM       94973V107  101,436   1,285,300 SH  SOLE                     1,285,300
WILLIS GROUP HOLDINGS LTD       SHS       G96655108   75,497   1,844,100 SH  SOLE                     1,844,100

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